Summary of Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Selling, general and administrative expenses
Advertising Expense
Advertising expense	$ 1,241	$ 1,294